SUMMARY OF MOVEMENTS IN ORDINARY STOCK (Details) $ in Thousands												12 Months Ended
	Dec. 30, 2022 shares	Nov. 30, 2022 shares	Oct. 26, 2022 shares	Sep. 30, 2022 shares	Jun. 06, 2022 shares	Mar. 31, 2022 shares	Mar. 24, 2022 HKD ($)	Feb. 15, 2022 shares	Dec. 09, 2021 HKD ($)	Nov. 10, 2021 shares	Mar. 05, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value													$ 135,785,000	$ 160,098,000	$ 218,178,000
Issue of ordinary shares upon conversion of convertible notes							$ 236,270,000		$ 236,270,000				32,861,000	17,437,000
Issue of ordinary shares upon conversion of convertible notes, shares | shares	29,807,692		357,692	119,230		17,884,614		2,384,615		20,865,383	5,961,538
Issuance of warrants subscription rights associated with convertible notes													17,405,000	12,490,000
Beneficial conversion feature associated with convertible notes													36,148,000	40,935,000
Fair value of subscription rights from trouble debt Restructuring														2,166,000
Equity-settled share-based transactions														$ 14,067,000
Issue of ordinary shares from public offering													$ 85,913,000
Issue of ordinary shares upon exercise of share options, shares | shares		3,882,308			2,038,462							15,822,308	15,822,308
BALANCE, December 31, 2022 (US$’000)												$ 43,928	$ 342,640,000	$ 135,785,000	160,098,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value													$ 5,091,000	$ 4,823,000	$ 4,823,000
Beginning balance, shares | shares												509,116,921	509,116,921	482,290,000	482,290,000
Issue of ordinary shares upon conversion of convertible notes													$ 506,000	$ 268,000
Issue of ordinary shares upon conversion of convertible notes, shares | shares												50,553,843	50,553,843	26,826,921
Issuance of warrants subscription rights associated with convertible notes
Beneficial conversion feature associated with convertible notes
Fair value of subscription rights from trouble debt Restructuring
Equity-settled share-based transactions
Issue of ordinary shares from public offering													$ 1,080,000
Issue of ordinary shares from public offering, shares | shares												108,000,000	108,000,000
Issue of ordinary shares upon exercise of share options													$ 158,000
Issue of ordinary shares upon exercise of share options, shares | shares												15,822,308	15,822,308
BALANCE, December 31, 2022 (US$’000)												$ 876	$ 6,835,000	$ 5,091,000	$ 4,823,000
Ending balance, shares | shares												683,493,072	683,493,072	509,116,921	482,290,000
Common Stock Including Additional Paid in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value													$ 436,132,000	$ 355,685,000
Issue of ordinary shares upon conversion of convertible notes													32,355,000	17,169,000
Issuance of warrants subscription rights associated with convertible notes													17,405,000	12,490,000
Beneficial conversion feature associated with convertible notes													36,148,000	40,935,000
Fair value of subscription rights from trouble debt Restructuring														2,166,000
Equity-settled share-based transactions														7,687,000
Issue of ordinary shares from public offering													84,833,000
Issue of ordinary shares upon exercise of share options													10,126,000
BALANCE, December 31, 2022 (US$’000)													$ 616,999,000	$ 436,132,000	$ 355,685,000